Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (613.9)	$ (148.7)	$ (1,520.0)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	268.3	246.9	227.1
Early extinguishment of debt	75.1	0	0
Goodwill impairment charges	0	0	440.5
Long-lived asset impairment charges	48.3	20.0	381.7
Investment impairments	3.8	3.6	78.9
Stock-based compensation	30.2	31.7	43.9
Deferred revenue recognized	(60.4)	(73.8)	(67.9)
Expense for deferred taxes	24.2	10.5	60.0
Loss on supplier contracts	0	0	77.9
Change in contingent consideration for acquisitions	5.6	13.3	(25.2)
Other	(3.1)	12.9	6.0
Changes in operating assets and liabilities:
Accounts receivable	(103.9)	(19.6)	73.6
Inventories	(0.9)	94.8	(108.2)
Solar energy systems held for sale and development	(405.7)	(72.4)	(167.5)
Income taxes receivable and payable	4.2	8.7	(16.5)
Prepaid and other current assets	(232.4)	5.6	27.8
Customer and other deposits	(50.9)	(33.9)	109.5
Accounts payable and accrued liabilities	300.8	(343.7)	226.2
Deferred revenue for solar energy systems	23.4	121.5	123.4
Pension and post-employment liabilities	(2.1)	1.8	11.0
Other assets and liabilities	(17.4)	(142.7)	2.5
Net cash used in operating activities	(706.8)	(263.5)	(15.3)
Cash flows from investing activities:
Capital expenditures	(133.1)	(139.0)	(452.5)
Construction of solar energy systems	(465.3)	(346.9)	(598.1)
Cash paid for acquisitions, net of cash acquired	(7.3)	0	(164.0)
Proceeds from sale and maturities of investments	15.1	0	0
Purchases of cost and equity method investments	68.4	5.8	95.7
Purchases of cost and equity method investments	(67.0)	(47.8)	(50.4)
Receipts from (payments to) vendors for refundable deposits on long-term agreements and loans	1.1	8.6	(14.5)
Change in restricted cash, net	(37.2)	15.7	(123.8)
Change in cash committed for construction projects, net	(240.5)	(27.8)	0
Proceeds from sale of property plant and equipment	0	0	43.9
Other	4.9	0.1	0.8
Net cash used in investing activities	(860.9)	(531.3)	(1,262.9)
Cash flows from financing activities:
Proceeds from long-term debt	1,200.0	196.0	550.0
Proceeds from solar energy system financing and capital lease obligations	1,305.9	904.2	1,071.2
Repayments of solar energy system financing and capital lease obligations	(147.7)	(246.2)	(266.5)
Net repayments of customer deposits related to long-term supply agreements	(75.7)	(24.4)	(57.7)
Principal payments on long-term debt	(752.3)	(3.6)	(3.7)
Payments on early extinguishment of debt	(52.4)	0	0
Payments for note hedge	(341.3)	0	0
Proceeds from warrant transactions	270.5	0	0
Cash paid for contingent consideration	(3.7)	(69.2)	(50.2)
Proceeds from (contributions to) noncontrolling interests	39.9	50.8	(49.0)
Common stock issued (repurchased)	239.6	(0.5)	(3.6)
Deferred financing fees	(87.4)	(42.3)	(39.8)
Other	(0.5)	0	0
Net cash provided by financing activities	1,594.9	764.8	1,150.7
Effect of exchange rate changes on cash and cash equivalents	(7.5)	(2.0)	6.0
Net increase (decrease) in cash and cash equivalents	19.7	(32.0)	(121.5)
Cash and cash equivalents at beginning of period	553.8	585.8	707.3
Cash and cash equivalents at end of period	573.5	553.8	585.8
Interest payments (including debt issuance costs), net of amounts capitalized	255.2	170.9	155.9
Income taxes paid (refunded), net	39.9	40.9	13.7
Accounts payable incurred (relieved) for acquisition of fixed assets, including solar energy systems	123.9	49.7	(68.0)
Net debt transferred to and assumed by buyer upon sale of solar energy systems	66.8	403.1	104.6
Conversion of note payable to equity	0	0	0
Fair value of assets acquired	0	0	334.5
Goodwill	0	0	97.8
Liabilities assumed and noncontrolling interests	0	0	(158.0)
Loans prior to acquisition	0	0	(16.0)
Other non-cash consideration	0	0	(90.7)
Less: cash acquired	0	0	(3.6)
Cash paid, net of cash acquired	$ 0	$ 0	$ 164.0